Supplement dated November 6, 2026
to the Statement of Additional Information (SAI), as supplemented, dated May 1, 2026, for funds under the following trusts:
Trust
Columbia Funds Variable Insurance Trust
Columbia Funds Variable Series Trust
Columbia Funds Variable Series Trust II
Effective immediately, the information under the heading “Glossary” in the “SAI Primer” section of the SAI for Schroder Investment Management North America Inc. (SIMNA Inc.) is hereby superseded and replaced with the following:

SIMNA LLC	Schroder Investment Management North America LLC
The rest of the section remains the same.
Effective immediately, with respect to VP – Partners International Core Equity Fund, the information for Schroder Investment Management North America Inc. (SIMNA Inc.) and Schroder Investment Management North America Ltd. (SIMNA Ltd.) under the subsection “The Investment Manager and Subadvisers – Subadvisory Agreements” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
With respect to VP – Partners International Core Equity Fund, SIMNA LLC has entered into a sub-subadvisory agreement with Schroder Investment Management North America Limited (SIMNA Ltd.), an affiliate of SIMNA LLC. SIMNA Ltd. assists in providing day-to-day portfolio management to the Fund pursuant to the sub-subadvisory agreement. SIMNA LLC will pay SIMNA Ltd. for its services.
Fund	Subadviser	Parent Company/Other Information	Fee Schedule or Aggregate Effective Fee Rates
VP – Partners International Core Equity Fund	SIMNA LLC (effective May 12, 2020)	P	0.310% on the first $1 billion, declining to 0.290% as assets increase
	Sub-Subadviser: SIMNA Ltd. (effective May 12, 2020)	Q	63% of fee paid to SIMNA LLC
P – SIMNA LLC, located at 7 Bryant Park, New York, NY 10018, is the United States affiliate of Schroders Limited and is an indirect wholly owned subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America.
Q – SIMNA Ltd., located at 1 London Wall Place, London EC2Y 5AU, United Kingdom, is an affiliate of Schroders Limited and is an indirect wholly owned subsidiary of Nuveen, LLC, the investment management arm of Teachers Insurance and Annuity Association of America.
		Subadvisory Fees Paid
Fund	Subadviser
For Funds with fiscal period ending December 31		2025	2024	2023
VP – Partners International Core Equity Fund	SIMNA LLC	$5,566,450	$5,809,174	$5,484,117
The rest of the section remains the same.
SUP7950-0018_(11/26)

Effective immediately, the information under the subsection “The Investment Manager and Subadvisers – Portfolio Managers” in the “Investment Management and Other Services” section of the SAI for VP – Emerging Markets Bond Fund and VP – Partners International Core Equity Fund is hereby superseded and replaced with the following:
		Other Accounts Managed (Excluding the Fund)			Potential Conflicts of Interest	Structure of Compensation
Fund	Portfolio Manager	Number and Type of Account*	Approximate Total Net Assets	Performance- Based Accounts**
Information is as of December 31, 2025, unless otherwise noted
VP – Emerging Markets Bond Fund	Christopher Cooke	1 RIC 7 PIVs 12 other accounts	$349.48 million $3.71 billion $2.53 billion	None	Columbia Management	Threadneedle
	Ed Al-Hussainy(e)	4 RICs 2 PIVs 10 other accounts	$7.77 billion $346.74 million $1.33 billion	None	Columbia Management	Columbia Management
VP – Partners International Core Equity Fund	SIMNA LLC Sub-Subadviser: SIMNA Ltd.: James Gautrey	3 RICs 3 PIVs 17 other accounts	$11.66 billion $3.31 billion $6.80 billion	2 RICs ($17.12 B) 1 PIV ($69.11 M)	Schroders	Schroders
	Simon Webber	4 RICs 4 PIVs 19 other accounts	$11.72 billion $3.39 billion $7.26 billion	2 RICs ($17.12 B) 1 PIV ($69.11 M)
*
RIC refers to a Registered Investment Company; PIV refers to a Pooled Investment Vehicle.
**
Number and type of accounts for which the advisory fee paid is based in part or wholly on performance and the aggregate net assets in those accounts.
(e)
The portfolio manager began managing the Fund after its last fiscal year end; reporting information is provided as of September 30, 2026.
The rest of the section remains the same.
Effective immediately, the information under the subsection “Other Services Provided – The Custodians” in the “Investment Management and Other Services” section of the SAI is hereby superseded and replaced with the following:
The table below identifies the Funds for which the transition of custody from JPMorgan to State Street has been completed as of the dates indicated.
Fund Name:	Transition Date:
VP – Acorn Fund	October 5, 2026
VP – Acorn International Fund	October 5, 2026
VP – Aggressive Portfolio	August 31, 2026
VP – Balanced Fund	July 27, 2026
VP – BlackRock Global Inflation-Linked Securities Fund	July 27, 2026
VP – CenterSquare Real Estate Fund	July 27, 2026
VP – Commodity Strategy Fund	July 27, 2026
VP – Conservative Portfolio	August 31, 2026
VP – Contrarian Core Fund	April 20, 2026
VP – Core Equity Fund	July 27, 2026
VP – Cornerstone Equity Fund	July 27, 2026
VP – Cornerstone Growth Fund	July 27, 2026
VP – Disciplined Core Fund	July 27, 2026
VP – Dividend Opportunity Fund	July 27, 2026

SUP7950-0018_(11/26)

Fund Name:	Transition Date:
VP – Emerging Markets Bond Fund	July 27, 2026
VP – Emerging Markets Fund	July 27, 2026
VP – Fidelity Institutional AM® Total Bond Fund	May 1, 2026
VP – Government Money Market Fund	July 27, 2026
VP – High Yield Bond Fund	July 27, 2026
VP – Income Opportunities Fund	July 27, 2026
VP – Intermediate Bond Fund	July 27, 2026
VP – Long Government/Credit Bond Fund	April 20, 2026
VP – Managed Risk Fund	August 31, 2026
VP – Managed Risk U.S. Fund	August 31, 2026
VP – Moderate Portfolio	August 31, 2026
VP – Moderately Aggressive Portfolio	August 31, 2026
VP – Moderately Conservative Portfolio	August 31, 2026
VP – MV Conservative Fund	August 31, 2026
VP – MV Conservative Growth Fund	August 31, 2026
VP – MV Growth Fund	August 31, 2026
VP – MV Moderate Growth Fund	August 31, 2026
VP – Overseas Core Fund	July 27, 2026
VP – Partners Core Bond Fund	April 20, 2026
VP – Partners Core Equity Fund	April 20, 2026
VP – Partners International Core Equity Fund	April 20, 2026
VP – Partners International Growth Fund	April 20, 2026
VP – Partners International Value Fund	April 20, 2026
VP – Partners Small Cap Growth Fund	April 20, 2026
VP – Partners Small Cap Value Fund	April 20, 2026
VP – Principal Large Cap Growth Fund	July 27, 2026
VP – Select Corporate Income Fund	July 27, 2026
VP – Select Large Cap Value Fund	July 27, 2026
VP – Select Mid Cap Growth Fund	July 27, 2026
VP – Select Mid Cap Value Fund	July 27, 2026
VP – Select Short Corporate Income Fund	July 27, 2026
VP – Select Small Cap Value Fund	July 27, 2026
VP – Seligman Global Technology Fund	July 27, 2026
VP – Small Cap Value Discovery Fund	April 20, 2026
VP – Small Company Growth Fund	April 20, 2026
VP – Strategic Income Fund	April 20, 2026
VP – T. Rowe Price Large Cap Value Fund	July 27, 2026
VP – TCW Total Return Bond Fund	July 27, 2026
VP – U.S. Flexible Conservative Growth Fund	August 31, 2026
VP – U.S. Flexible Growth Fund	August 31, 2026
VP – U.S. Flexible Moderate Growth Fund	August 31, 2026
VP – U.S. Government Mortgage Fund	July 27, 2026
VP – Victory Sycamore Established Value Fund	April 20, 2026
VP – Wellington Large Cap Value Fund	April 20, 2026

SUP7950-0018_(11/26)

Fund Name:	Transition Date:
VP – Westfield Mid Cap Growth Fund	April 20, 2026
VP – Westfield Select Large Cap Growth Fund	April 20, 2026
Funds not listed in the table above continue to maintain custody with JPMorgan as of the date of this SAI and are expected to transition to State Street on a phased basis during 2026.
VP – Emerging Markets Bond Fund, VP – Intermediate Bond Fund and VP – Overseas Core Fund have also entered into a custodian agreement pursuant to which JPMorgan serves as custodian for certain assets that were not transferable to State Street in connection with the change of Custodian to State Street.
The rest of the section remains the same.
Effective immediately, the information under the subsection “Disclosure of Portfolio Holdings Information – Ongoing Portfolio Holdings Disclosure Arrangements” in the “Other Practices” section of the SAI is hereby superseded and replaced with the following:
Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with the Funds or Investment Manager:
Abel Noser	Used for evaluating and assessing trading activity, execution and practices.	Quarterly
ACA Global	Used to evaluate and assess trading activity, execution and practices in respect of market abuse regulatory requirements.	Daily
Axioma Inc.	Used as a hosted risk analytics platform designed for research, portfolio holdings, investment oversight and strategy development.	Daily
BlackRock, Inc.
Used for front office trading and
analytics, back office settlements,
portfolio accounting and reconciliations,
collateral management, portfolio risk
oversight, compliance mandate
monitoring and portfolio performance
calculations. Used to provide portfolio
attribution reports for Columbia
Convertible Securities Fund. Used for
portfolio analytics.
Daily
Bloomberg Finance L.P.
Used for portfolio analytics, statistical
analysis and independent research,
executing cleared swaps electronically,
executing fixed income trades,
evaluating and assessing trading activity,
execution and practices in respect of
market abuse regulatory requirements,
and best execution and TCA. Also used
to provide portfolio attribution reports for
Columbia Convertible Securities Fund.
Daily
Bolger, Inc.	Used for commercial printing.	As Needed
Bond Connect Company Limited	Used for executing Chinese fixed income trades.	As Needed
Boston Investors Communications Group, LLC	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the public.	Quarterly
Broadridge Financial Solutions Inc.	Used for printing of prospectuses and tailored shareholder reports.	As Needed
Capital Markets Services Group	Used for hedging activities supporting the Columbia Funds.	Daily

SUP7950-0018_(11/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Castine LLC	Used for facilitating the evaluation of commission rates and providing flexible commission reporting.	Daily
Citigroup, Inc.	Used for mortgage decision support.	Daily
Compliance Solutions Strategies LLC	Used for data storage and transformation solution used to support Client Regulatory Reporting and Fund Detail reporting.	Monthly
Deloitte Haskins & Sells, LLP	Used for calculating foreign capital gains tax accruals irrespective of the tax lot relief method.	Weekly
Donnelley Financial Solutions	Used for providing EDGAR filing and typesetting services, and printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
DS Graphics/Universal Wilde, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Depository Trust & Clearing Corporation	Used for providing trade allocation and acceptance services with brokers.	Daily
ENPOINTE	Used for commercial print.	As Needed
Ernst & Young, LLP	Used for analyzing passive foreign investment company investments.	Monthly
FactSet Research Systems, Inc.	Used for calculating portfolio performance attribution, portfolio analytics, data for fundamental research, and general market news and analysis. Used for executing equity and convertible trades.	Daily
Fidelity National Information Services, Inc.	Used as a portfolio accounting system.	Daily
FMR LLC	Used for advertising review.	As Needed
FX Connect, LLC	Used to execute foreign exchange orders.	Daily
Harte-Hanks, Inc.	Used for printing of prospectuses, factsheets, annual and semi-annual reports and commercial print.	As Needed
Institutional Shareholder Services, Inc.	Used for proxy voting administration and research on proxy matters.	Daily
Intex Solutions Inc.	Used for providing mortgage analytics.	As Needed
Investortools, Inc.	Used for municipal bond analytics, research, and decision support.	As Needed
JDP Marketing Services	Used for writing services that require disclosing portfolio holdings in advance of their dissemination to the public.	Quarterly
John Roberts, Inc.	Used for fund fact sheets and commercial print.	As Needed
KPMG LLC	Used by State Street to provide tax services as a sub-contractor.	Daily
Kurtosys Systems	Used for reporting of fund holdings detail via our website.	Monthly
MarketAxess	Used for executing fixed income trades.	Daily

SUP7950-0018_(11/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Morningstar Investment Services, LLC	Used for independent research and ranking of funds. Used for statistical analysis.	As Needed
Neovest	Used to execute futures.	As Needed
PwC	Used to prepare tax services PwC performs for the funds.	Daily
R. R. Donnelley & Sons Co.	Used for printing of prospectuses, factsheets, annual and semi-annual reports, and for commercial printing.	As Needed
Refinitiv	Used to execute foreign exchange orders.	Daily
RegEd, Inc.	Used for reviewing external and certain internal communications prior to dissemination.	As Needed
Sky Road	Used for front office trading, optimization, bank loan analytics, and compliance.	Daily
State Street Bank and Trust	Used to provide certain sub- administration services to the Funds, including fund accounting and financial reporting services.	Daily
S.W.I.F.T. Scrl.	Used for sending trade messages via SWIFT to custodian.	Daily
TP ICAP	Used for executing equity and fixed income trades.	Daily
Thomson Reuters Corp.	Used for statistical analysis.	As Needed
Toppan Merrill Corporation	Used for printing of prospectuses, factsheets, annual and semi-annual reports.	As Needed
Tradeweb	Used for executing fixed income trades.	Daily
Trepp, Inc.	Used for insights about commercial mortgage-backed securities mortgage bonds.	Daily
Visions, Inc.	Used for commercial printing.	As Needed
Wilshire Associates, Inc.	Used for providing performance attribution reporting.	Daily

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
Recipients under arrangements with subadvisers:
Abel/Noser Corp.	Used by certain subadvisers for trade execution and cost analysis.	Daily
AcadiaSoft, Inc	Used by certain subadvisers derivative operations team to process, reconcile and report daily collateral margin transactions with counterparties and custodian.	Daily
Accenture PLC	Used by certain subadvisers for back- office operations.	Daily
Adviser Compliance Associates, LLC.	Used by certain subadvisers for compliance services and performance evaluation.	Daily
Alpha Financial Software LLC	Used by certain subadvisers for trade monitoring, trade settlement, and for confirming TBAs.	Daily

SUP7950-0018_(11/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
BlackRock, Inc.	Used by certain subadvisers for order management and compliance services.	Daily
Bloomberg Finance L.P.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance, and personal trade monitoring.	Daily
BNY Mellon Corp.	Used by certain subadvisers for custodian reconciliation.	Daily
Brown Brothers Harriman & Co.
Used by certain subadvisers for SWIFT
messages from custodians to facilitate
automated reconciliation, for corporate
actions management, for back-office
operations, and for electronic trade
transmission and settlement.
Daily
Clearwater Analytics, LLC	Used by certain subadvisers for analytical and statistical information.	As Needed
CloudMargin Ltd.	Used by certain subadvisers derivative operations team to process, reconcile and report daily collateral margin transactions with counterparties and custodian.	Daily
Commcise Software Limited	Used by certain subadvisers for commission reconciliation.	Daily
Duco Technology Limited	Used by certain sub-advisers for custodian reconciliation	Daily
Dynamics 365 - CRM	Used by certain subadvisers for back- office operations	Daily
Eagle Investment Systems, LLC	Used by certain subadvisers for MiFID II transaction reporting, and for data to increase operational efficiencies.	Daily
Employee Compliance Manager "ECM"	Used by certain subadvisers for COE monitoring.	Daily
Equity Data Science Inc.	Used by certain subadvisers for portfolio management information.	Daily
FactSet Research Systems, Inc.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance, and personal trade monitoring.	Daily and As Needed
FIS Brokerage Securities Services LLC	Used by certain subadvisers for corporate actions management.	Daily
FundApps Ltd.	Used by certain subadvisers for global regulatory shareholding disclosure, compliance, trade monitoring, and global regulatory shareholding disclosure.	Daily
FX Connect, LLC	Used by certain subadvisers for foreign exchange derivatives reconciliation.	Daily
Global Trading Analytics, LLC	Used by certain subadvisers for trade execution cost analysis.	Daily
Gresham Technologies Limited	Used by certain subadvisers for trade monitoring, trade settlement, for confirming TBA, reconciliation services, and for electronic reconciliations of portfolio holdings.	Daily or Monthly
Global Trading Analytics, LLC	Used by certain subadvisers for trade execution cost analysis.	Quarterly

SUP7950-0018_(11/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
ICE Data Services Inc.	Used by certain subadvisers for liquidity reporting.	Daily
IHS Markit Ltd.	Used by certain subadvisers for confirmation and settlement of bank loan trades.	Daily
Institutional Shareholder Services, Inc.	Used by certain subadvisers for proxy voting administration and research services.	Daily
InvestCloud Inc.	Used by certain subadvisers for client reporting.	Daily
JPMorgan Chase & Co.	Used by certain subadvisers for portfolio management, risk analytics, and custodian reconciliation.	Daily
JPMorgan Commercial and Investment Bank ( Risk as a Service ("RaaS"))	Used by certain subadvisers for services and underlying infrastructure, for risk analytics functionality.	Daily
LightSpeed Data Solutions	Used by certain subadvisers for trade monitoring, trade settlement, and confirming TBAs.	Daily
LiquidNet, Inc.	Used by certain subadvisers for commission reconciliation.	Daily
MacDonald Information Services Inc.	Used by certain subadvisers for compliance services.	Daily
MSCI Barra Inc.	Used by certain subadvisers for analytics and statistical information.	Daily
MyComplianceOffice Technologies, Inc.	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
Nex Group plc	Used by certain subadvisers for daily reconciliations on collateral management.	Daily
Omgeo, LLC	Used by certain subadvisers for electronic trade monitoring, trade transmission, trade settlement, and for confirming TBAs.	Daily
Qontigo GmbH	Used by certain subadvisers for analytics and attribution analysis.	Daily
REFINITIV US LLC	Used by certain subadvisers for FX derivatives reconciliation.	Daily
S&P Global Market Intelligence	Used by certain subadvisers for corporate actions management.	Daily
Salesforce, Inc.	Used by certain subadvisers for back- office operations.	Daily
SEI Investments Co.	Used by certain subadvisers for analytical, portfolio management, statistical information, compliance, and personal trade monitoring.	Daily
SEISMIC SOFTWARE, INC	Used by certain subadvisers to create Marketing material for the use in client meetings.	Monthly
SS&C Technologies Holdings, Inc.	Used by certain subadvisers for: Asset & Portfolio Management Services; trading, risk & front-office solutions; middle & back office financial operations; data, analytics & reporting services.	Daily

SUP7950-0018_(11/26)

Identity of Recipient	Conditions/restrictions on use of information	Frequency of Disclosure
STANDARD & POOR’S FINANCIAL SERVICES LLC	Used by certain subadvisers for financial data, ratings, and analytics services.	Weekly
StarCompliance LLC	Used by certain subadvisers for compliance and personal trade monitoring.	Daily
State Street Bank and Trust Company	Used by certain subadvisers for custodian reconciliation.	Daily
State Street Corp.	Used by certain subadvisers for compliance and trade monitoring.	Daily
SteelEye, Limited	Used by certain subadvisers for compliance analytics.	Daily
STP Investment Services, LLC	Used by certain subadvisers for custodian reconciliation.	Daily
Tradeweb Markets LLC	Used by certain subadvisers for confirming TBAs, treasuries, and discount notes.	Daily
UNAVISTA LIMITED	Used by certain subadvisers for electronic trade transmission and settlement.	Daily
VERMEG Co.	Used by certain subadvisers for management of swap counterparty exposure.	Daily
Vermilion Software Ltd	Used by certain subadvisers for client reporting.	Monthly
Virtu Financial, Inc.	Used by certain subadvisers for trade execution cost analysis.	Daily or Monthly
The rest of the section remains the same.
Shareholders should retain this Supplement for future reference.

SUP7950-0018_(11/26)